Consolidated Statements of Cash Flows € in Millions, ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (39,258,000)	$ (26,259,000)	$ (40,257,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation for property, plant and equipment	1,270,000	2,454,000	1,212,000
Amortization of intangible assets	1,061,000	1,287,000	1,210,000
Reduction in the carrying amount of the right-of-use assets	1,119,000	988,000	1,189,000
(Gain) loss on disposal of long-lived assets	(479,000)		2,058,000
Write-down of inventories	4,797,000	0	0
Impairment of intangible assets	696,000		8,724,000
Share-based compensation expense	1,306,000	7,217,000	7,010,000
Change in fair value of investments	(1,696,000)	581,000	8,895,000
Share of net loss of an equity investee	1,189,000	48,000	846,000
Gain from extinguishment of investment in a convertible loan		(474,000)
Gain from sale of an equity investment			(5,325,000)
Impairment loss of long-term investments		2,009,000
Changes in operating assets and liabilities:
Accounts receivable	(5,794,000)	3,422,000	(3,170,000)
Receivable from a related party	587,000	(587,000)
Inventories	5,828,000	(9,739,000)	(4,231,000)
Prepaid expenses and other	319,000	701,000	(1,383,000)
Accounts payable	(1,715,000)	1,149,000	1,066,000
Accrued liabilities and other liabilities	1,546,000	(876,000)	(912,000)
Income tax payable		(1,888,000)	1,980,000
Net cash used in operating activities	(29,224,000)	(19,967,000)	(21,088,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of property and equipment			138,000
Purchases of property, plant and equipment	(223,000)	(204,000)	(5,612,000)
Proceeds from sale of intangible asset	500,000
Purchase of intangible asset	(17,000)	(2,037,000)
Proceeds from sales of equity securities	467,000		3,731,000
Receipt from sales of equity investment in Juventas			33,891,000
Purchase of short term investments and term deposits	(1,407,000)	(51,754,000)	(4,527,000)
Proceeds from sales or maturity of short term investments and term deposits	13,294,000	43,322,000
Receipt from government for return of Wuxi land use right			6,436,000
Proceeds from extinguishment of investment in a convertible loan		1,000,000
Net cash provided by (used in) investing activities	11,244,000	(9,673,000)	31,159,000
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares	15,000,000
Payment of issuance costs	(960,000)
Proceeds from exercise of share options	2,112,000	109,000
Dividend payment to Wuxi LP	(718,000)	(738,000)
Proceeds from bank borrowings			4,001,000
Repayment of bank borrowings			(4,001,000)
Repurchase of ordinary shares		(278,000)	(3,267,000)
Net cash provided by (used in) financing activities	15,434,000	(907,000)	(3,267,000)
Effect of exchange rate change on cash and cash equivalents	(1,069,000)	518,000	1,604,000
Net increase (decrease) in cash and cash equivalents	(3,615,000)	(30,029,000)	8,408,000
Cash and cash equivalents at beginning of year	17,083,000	47,112,000	38,704,000
Cash and cash equivalents at end of year	13,468,000	17,083,000	47,112,000
Supplemental disclosure of cash flow information:
Interest paid			62,000
Income taxes paid		1,807,000
Non-cash investing and financing activities:
Payables related to property, plant and equipment	8,000	99,000	44,000
Exchange of redeemable noncontrolling interest to long term borrowing (Note 11)		18,895,000
Precision Autoimmune Therapeutics Co., Ltd
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss of an equity investee	1,200,000	$ 48,000	800,000
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire equity interest in an equity method investee	$ (1,370,000)		$ (2,898,000)